Average Annual Total Returns{- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund Retail PRO-05 - Fidelity Women's Leadership Fund	Fidelity Women's Leadership Fund Return Before Taxes Past 1 year	Fidelity Women's Leadership Fund Return Before Taxes Since Inception		Fidelity Women's Leadership Fund After Taxes on Distributions Past 1 year	Fidelity Women's Leadership Fund After Taxes on Distributions Since Inception		Fidelity Women's Leadership Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Women's Leadership Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception		IXYIK Past 1 year	IXYIK Since Inception
Total	19.42%	20.30%	[1]	18.54%	19.91%	[1]	11.89%	15.93%	[1]	25.66%	21.74%	[1]	20.79%	18.71%	[1]

[1]	(a)From May 1, 2019